Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	On January 18, 2022, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-262219), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on January 27, 2022 (the “Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K and certain other information in such Registration Statement.
Entity Registrant Name	STRYVE FOODS, INC.
Entity Central Index Key	0001691936
Entity Tax Identification Number	87-1760117
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5801 Tennyson Parkway
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(972)
Local Phone Number	987-5130
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false